UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended June 30, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:  	   President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   August 9, 2001
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:           $183,529

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
ALLEGHANY CORP DEL        COM      017175100     11,533      56,813   SH             SOLE                  56,813
AUDIOVOX CORP             CL A     050757103      2,858     257,500   SH             SOLE                 257,500
BOCA RESORTS INC          CL A     09688T106     35,267   2,394,250   SH             SOLE               2,394,250
CIGNA CORP                COM      125509109     49,443     516,000   SH             SOLE                 516,000
CITIZENS COMMUNICATIONS   COM      17453B101     16,280   1,351,000   SH             SOLE               1,351,000
  CO
CRONOS GROUP N V          ORD      L20708100      7,646   1,529,136   SH             SOLE               1,529,136
DELPHI FINL GROUP INC     CL A     247131105     21,040     546,500   SH             SOLE                 546,500
GLENAYRE TECHNOLOGIES     COM      377899109      1,481   1,156,700   SH             SOLE               1,156,700
  INC
HEARTLAND PARTNERS L P    UT LTD   422357103        770      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101      2,268     467,600   SH             SOLE                 467,600
IDT CORP                  COM      448947101      4,197     310,900   SH             SOLE                 310,900
IDT CORP                  CL B     448947309      3,420     310,900   SH             SOLE                 310,900
INDUSTRIE NATUZZI SPA     ADR      456478106      9,666     690,400   SH             SOLE                 690,400
INET TECHNOLOGIES INC     COM      45662V105        819     100,000   SH             SOLE                 100,000
LIQUID AUDIO INC          COM      53631T102      3,106   1,052,900   SH             SOLE               1,052,900
MAXXAM INC                COM      577913106      4,040     163,350   SH             SOLE                 163,350
NATIONAL HEALTH INVS INC  COM      63633D104        455      44,200   SH             SOLE                  44,200
OHIO CAS CORP             COM      677240103        486      37,550   SH             SOLE                  37,550
R H DONNELLEY CORP        COM NEW  74955W307      7,510     234,700   SH             SOLE                 234,700
STARTEK INC               COM      85569C107        707      31,300   SH             SOLE                  31,300
STRAYER ED INC            COM      863236105        355       7,300   SH             SOLE                   7,300
TRIZEC HAHN CORP        SUB VTG    896938107        182      10,000   SH             SOLE                  10,000

